DUE TO BANKS AND CORRESPONDENTS (Details 1) - International funds and others [Member] S/ in Thousands, $ in Millions	Dec. 31, 2017 PEN (S/)		Dec. 31, 2017 USD ($)	Apr. 30, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)		Dec. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	S/ 5,264,545			S/ 151,000	S/ 5,253,826			$ 45.0
Bank of Montreal [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	162,050				805,440
Wells Fargo Bank [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	810,250	[1]	$ 150.0		788,660	[1]	$ 95.0
Corporacion Financiera de Desarrollo COFIDE [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	600,871				456,246
Canadian Imperial Bank of Commerce Toronto [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	0				335,600
Bank of New York Mellon [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	0				335,600
Citibank N.A. [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	1,166,760	[2]	150.0		385,940	[2]
Bank of America [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	324,088	[3]	100.0		335,426	[3]	100.0
JP Morgan Chase Bank, National Association [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	324,030	[4]	100.0		335,204	[4]	$ 100.0
HSBC Bank PLC [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	0				295,328
International Finance Corporation IFC [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	190,337				214,600
Banco Consorcio [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	94,157				103,969
Deutsche Bank [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	581				83,900
Scotiabank Peru S.A.A [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	100,000				80,722
Comunidad Andina de Fomento - CAF [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	324,100	[5]	$ 100.0		247,013	[5]
Standard Chartered Bank [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	194,460				0
Toronto Dominion Bank [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	259,280				0
Others below S80 million [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	426,386				450,178
Banco del Estado de Chile [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	162,195				0
Banco de la Nacion [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	S/ 125,000				S/ 0

[1]	At December 31, 2017, the balance includes two variable rate loans obtained in June of 2016, and October of 2017 for a total of US$150.0 million, equivalent to S/486.2 million (two variable rate loans obtained in April and June of 2016 for a total of US$95.0 million, equivalent to S/318.8 million, at December 31, 2016) hedged with two interest rate swaps (IRS) for a nominal amount equal principal and the same maturity date, See Note12(b). By means of the IRS, said loans were economically converted to a fixed rate loan. The variable rate loan obtained in April 2016 for US$45.0 million, equivalent to S/151.0 million, matured in April 2017.
[2]	At December 31, 2017, the balance includes two variable rate loans obtained in July of 2017, for a total of US$150.0 million, equivalent to S/486.2 million, the amounts of which are hedged by two IRS for a nominal amount with equal principal and maturity, See Note 12(b). By means of the IRS, the two loans were economically converted to a fixed rate loan.
[3]	At December 31, 2017, the balance corresponds to a variable rate loan obtained in December 2015 for US$100.0 million, equivalent to S/324.1 million; which is hedged with an IRS for a nominal amount equal to the principal and same maturity date (US$100.0 million equivalent to S/335.6 million at December 31, 2016), See Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate loan.
[4]	At December 31, 2017, the balance corresponds to a variable rate loan obtained in February 2016 for US$100.0 million, equivalent to S/324.1 million, hedged by an IRS for a nominal amount equal to the principal and with the same maturity date (US$100.0 million, equivalent to S/335.6 million, at December 31, 2016), See Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate.
[5]	At December 31, 2017, the balance corresponds to a variable rate loan in U.S. Dollars, obtained in December of 2017 for US$100.0 million, equivalent to S/324.1 million, the amount of which is hedged with a CCS for a nominal amount equal to the principal and the same maturity, See Note 12(b). By means of the CCS, said loan was economically converted to a fixed rate loan in soles.